Summary of Macroeconomic Variables impacted in Determining ECLs (Details)	3 Months Ended
Jul. 31, 2023
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%
Real GDP	1.50%
Home prices	2.40%
Central bank policy interest rate	2.50%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.20%
Real GDP	1.80%
Home prices	2.00%
Central bank policy interest rate	2.81%
U.S. 10-year treasury yield	2.98%
U.S. 10-year BBB spread	1.83%
Base Forecast [Member] | Average Q3 2023 - Q2 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Base Forecast [Member] | Average Q3 2023 - Q2 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%
Real GDP	0.90%
Home prices	8.30%
Central bank policy interest rate	4.88%
Base Forecast [Member] | Average Q3 2023 - Q2 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%
Real GDP	0.90%
Home prices	(2.90%)
Central bank policy interest rate	5.38%
U.S. 10-year treasury yield	3.57%
U.S. 10-year BBB spread	2.10%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.81
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	1.60%
Home prices	2.50%
Central bank policy interest rate	2.58%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%
Real GDP	1.90%
Home prices	2.20%
Central bank policy interest rate	2.83%
U.S. 10-year treasury yield	3.08%
U.S. 10-year BBB spread	1.79%
Upside Scenario [Member] | Average Q3 2023 - Q2 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.78
Upside Scenario [Member] | Average Q3 2023 - Q2 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.30%
Real GDP	1.40%
Home prices	10.00%
Central bank policy interest rate	5.38%
Upside Scenario [Member] | Average Q3 2023 - Q2 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.70%
Real GDP	1.60%
Home prices	1.10%
Central bank policy interest rate	5.63%
U.S. 10-year treasury yield	3.95%
U.S. 10-year BBB spread	1.86%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.73
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.00%
Real GDP	1.70%
Home prices	6.50%
Central bank policy interest rate	1.98%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.20%
Real GDP	2.00%
Home prices	5.00%
Central bank policy interest rate	2.23%
U.S. 10-year treasury yield	2.93%
U.S. 10-year BBB spread	2.08%
Downside Scenario [Member] | Average Q3 2023 - Q2 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Downside Scenario [Member] | Average Q3 2023 - Q2 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.80%
Real GDP	(0.60%)
Home prices	(5.80%)
Central bank policy interest rate	3.81%
Downside Scenario [Member] | Average Q3 2023 - Q2 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.90%
Real GDP	(0.60%)
Home prices	(12.50%)
Central bank policy interest rate	4.13%
U.S. 10-year treasury yield	3.11%
U.S. 10-year BBB spread	2.68%